Quarterly Data-Unaudited	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Data-Unaudited
Quarterly Data—Unaudited
The following tables present the unaudited quarterly results of operations for the eight quarters ended December 31, 2014. This quarterly information has been prepared on the same basis as the consolidated financial statements and, in the opinion of management, reflects all adjustments necessary for the fair representation of the information for the periods presented. This data should be read in conjunction with the audited consolidated financial statements and related disclosures. Operating results for any quarter apply to that quarter only and are not necessarily indicative of results for any future period.

	Three months ended,
	March 31	June 30	September 30	December 31	Full Year
	(in millions, except per share amounts)
2014
Net sales	$1,132.6	$1,472.7	$921.4	$1,216.5	$4,743.2
Gross margin	442.8	590.3	301.1	444.3	1,778.5
Unrealized losses on derivatives(1)	(27.5)	(36.9)	(15.5)	(43.2)	(123.1)
Net earnings attributable to common stockholders(2)	708.5	312.6	130.9	238.3	1,390.3
Net earnings per share attributable to common stockholders(2)
Basic(3)	12.94	6.12	2.63	4.83	27.16
Diluted(3)	12.90	6.10	2.62	4.82	27.08
2013
Net sales	$1,336.5	$1,714.9	$1,097.0	$1,326.3	$5,474.7
Gross margin	675.1	865.2	386.1	593.8	2,520.2
Unrealized gains (losses) on derivatives(1)	8.8	(14.4)	15.7	55.8	65.9
Net earnings attributable to common stockholders	406.5	498.2	234.1	325.8	1,464.6
Net earnings per share attributable to common stockholders
Basic(3)	6.53	8.43	4.09	5.73	24.87
Diluted(3)	6.47	8.38	4.07	5.71	24.74
_______________________________________________________________________________

(1)	Amounts represent pre-tax unrealized gains (losses) on derivatives included in gross margin. See Note 16—Derivative Financial Instruments, for additional information.

(2)
For the three months ended March 31, 2014, net earnings attributable to common stockholders includes an after-tax gain of $461.0 million from the sale of the phosphate business, and net earnings per share attributable to common stockholders, basic and diluted, include the per share impact of $8.39. During the fourth quarter of 2014, the purchase price was finalized which increased the after-tax gain to $462.8 million for the year ended December 31, 2014, which also increased the per share impact on net earnings attributable to common stockholders, basic and diluted, to $9.01. See Note 4—Phosphate Business Disposition, for additional information.

(3)	The sum of the four quarters is not necessarily the same as the total for the year.